Contract liabilities (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Contract liabilities
Opening balance	$ 1,815,731	$ 1,029,318
Payments received in advance	404,563	3,330,235
Boat sale deposits		151,572
Payments reimbursed		(8,131)
Transferred to revenues	(460,314)	(2,718,943)
Currency translation	2,652	31,680
Closing balance	$ 1,762,632	$ 1,815,731